Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Concentration Risk [Line Items]
Accounts receivable	$ 18,576	$ 46,824
Customer Concentration Risk | Accounts receivable | Customer one
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.50%
Accounts receivable	$ 1,900